GOING CONCERN	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3. GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company generated net losses of $20,616,114 during the period from April 24, 2012 (inception) through September 30, 2024. This condition raises substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On September 12, 2023 the Company entered into a common stock purchase agreement (the “Equity Line Agreement”) with Coventry Enterprises LLC ( “Coventry”) providing for an equity financing facility (the “Equity Line”). The Equity Line Agreement provides that upon the terms and subject to the conditions in the Equity Line Agreement, Coventry is committed to purchase up to Ten Million Dollars ($10,000,000) of shares of common stock, $0.0001 par value per share (the “Common Stock”), over the 36-month term of the Equity Line Agreement (the “Total Commitment”).

Under the terms of the Equity Line Agreement, Coventry will not be obligated to purchase shares of Common Stock unless and until certain conditions are met, including but not limited to a Registration Statement on Form S-1 (the “Registration Statement”) becoming effective which registers Coventry’s resale of any Common Stock purchased by Coventry under the Equity Line.

From time to time over the 36-month term of the Commitment Period ( as such term is defined in the Equity Line Agreement) the Company, in its sole discretion, may provide Coventry with a draw down notice (each, a “Draw Down Notice”), to purchase a specified number of shares of Common Stock (each, a “Draw Down Amount Requested”), subject to the limitations discussed below. The actual amount of proceeds the Company will receive pursuant to each Draw Down Notice (each, a “Draw Down Amount”) is to be determined by multiplying the Draw Down Amount Requested by the applicable purchase price. The purchase price of each share of Common Stock equals 80% of the lowest trading price of the Common Stock during the ten business days prior to the Draw Down Notice date (the “Pricing Period”).

The maximum number of shares of Common Stock requested to be purchased pursuant to any single Draw Down Notice cannot exceed the lesser of (i) 200% of the Average Daily Traded Value ( as such term is defined in the Equity Line Agreement) during the ten business days immediately preceding the Drawdown Notice Date or (ii) $250,000. The Company is prohibited from delivering a Draw Down Notice if the sale of shares of Common Stock pursuant to the Draw Down Notice would cause the Company to issue and sell to Coventry or Coventry to acquire or purchase an aggregate number of shares of Common Stock that would result in Coventry beneficially owning more than 4.99% of the issued and outstanding shares of Common Stock of the Company.

The Company issued Coventry 125,000 shares of its Common Stock in connection with the Equity Line Agreement.

Coventry has agreed that:

(a)	for so long as the market price of the Company’s common stock is above $1.25 per share and

(b)	the Company is in full compliance with all agreements entered into with Coventry and

(c)	and the Company has not issued any common shares at a per share price below $1.50, Coventry will agree to a leak out provision and will not sell more than 10,000 shares of the Commitment shares without permission from the Issuer.

In connection with the Equity Line Agreement the Company also entered into a Registration Rights Agreement, dated September 12, 2023 with Coventry (the “Registration Rights Agreement”), pursuant to which the Company agreed to register for resale under the Securities Act of 1933 shares issuable in accordance with the Equity Line Agreement as well as the aforementioned 125,000 common shares issued in connection with the Equity Line Agreement in a Registration Statement to be filed with the Securities and Exchange Commission. Up to 1,126,954 Shares of Common Stock were registered for resale under the Securities Act of 1933 pursuant to the Registration Rights Agreement.

During the quarter ended December 31, 2023 the Company issued 244,199 common shares pursuant to the Equity Line Agreement for aggregate cash consideration of $212,296. During the Quarter ended March 31, 2024 the Company issued 364,057 common shares pursuant to the Equity Line Agreement for aggregate cash consideration of $187,937. During the Quarter ended June 30, 2024 the Company issued 258,456 common shares pursuant to the Equity Line Agreement for aggregate cash consideration of $135,326. During the Quarter ended September 30, 2024 the Company issued 135,242 common shares pursuant to the Equity Line Agreement for aggregate cash consideration of $28,126